Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of EFIH's income tax benefit are as follows:

	Year Ended December 31,
	2015	2014	2013
Current:
US Federal	$(88)	$(104)	$(115)
State	—	—	1
Total current	(88)	(104)	(114)
Deferred:
US Federal	—	(52)	(55)
State	—	1	—
Total deferred	—	(51)	(55)
Total	$(88)	$(155)	$(169)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Reconciliation of income taxes computed at the US federal statutory rate to income tax benefit recorded is as follows:

	Year Ended December 31,
	2015	2014	2013
Loss before income taxes and equity in earnings of unconsolidated subsidiaries	$(721)	$(858)	$(606)
Income taxes at the US federal statutory rate of 35%	(252)	(300)	(212)
Nondeductible reserve for tax receivable from EFH Corp.	(82)	43	38
Nondeductible debt restructuring costs	43	28	—
Valuation allowance (a)	203	72	—
Other	—	2	5
Income tax benefit	$(88)	$(155)	$(169)
Effective tax rate	12.2%	18.1%	27.9%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred income taxes provided for temporary differences based on tax laws in effect at December 31, 2015 and 2014 are as follows:

	December 31,
	2015	2014
	Total Noncurrent (a)	Total	Current	Noncurrent
Deferred Income Tax Assets:
Net operating loss (NOL) carryforwards	$662	$232	$—	$232
Debt extinguishment gains (Note 8)	7	30	—	30
Other	1	2	—	2
Total	670	264	—	264
Deferred Income Tax Liabilities:
Debt extinguishment gains related to pushed down debt of EFH Corp. (Note 8)	—	80	26	54
Accrued interest	173	106	—	106
Debt fair value discount	—	6	—	6
Total	173	192	26	166
Valuation Allowance	497	72	—	72
Net Accumulated Deferred Income Tax (Asset) Liability	$—	$—	$26	$(26)